Supplement Dated November 18, 2020
To The Prospectus Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Emerging Markets Fund and JNL Multi-Manager International Small Cap Fund, please add the following after the last bullet:

•
Frontier market countries risk – Frontier market countries generally have smaller economies and even less developed capital markets than traditional developing markets, and, as a result, the risks of investing in developing market countries are magnified in frontier market countries. The magnification of risks is the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon Bond Index Fund, please add the following after the last bullet:

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon International Index Fund, please add the following after the last bullet:

•
Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities.  In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

•
European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities.  In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

•
Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/RAFI® Fundamental Asia Developed Fund and JNL/RAFI® Fundamental Europe Fund, please add the following after the last bullet:

•
Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/WCM Focused International Equity Fund, please add the following after the last bullet:

•
Investing through Stock Connect risk – The Fund may invest directly in China A shares through Stock Connect, and will be subject to the following risks: sudden changes in quota limitations, application of trading suspensions, differences in trading days between the PRC and Stock Connect, operational risk, clearing and settlement risk and regulatory and taxation risk.

•
Investing in China A Shares risk – Investments in Class A Shares of Chinese companies involve certain risks and special considerations not typically associated with investments in U.S. companies, such as greater government control over the economy, political and legal uncertainty, currency fluctuations or blockage, the risk that the Chinese government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets. Additionally, the Chinese securities markets are emerging markets subject to the special risks applicable to developing and emerging market countries described elsewhere in this prospectus.

•
China risk – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Chinese securities markets are subject to more frequent trading halts and low trading volume, resulting in substantially less liquidity and greater price volatility. These and other factors could have a negative impact on the Fund’s performance and increase the volatility of an investment in the Fund.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/Goldman Sachs International 5 Fund and the JNL/Vanguard International Stock Market Index Fund, please add the following after the last bullet:

•
Asian investment risk – Investing in Asia involves many of the same risks as investing in foreign securities.  In addition, since Asia includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, and JNL/Goldman Sachs Managed Aggressive Growth Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust. Not all Funds of the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies. The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.  Not all Funds of the JNL Series Trust are available as Underlying Funds.  Please refer to the statutory prospectus for a list of available Underlying Funds.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon Bond Index Fund, please add the following after the last bullet:

•	Market risk

In the section entitled, “Additional Information About the Funds,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund,” for the JNL/Mellon Bond Index Fund, please delete “Market risk.”

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/Mellon International Index Fund, please add the following after the last bullet:

•	Asian investment risk
•	Currency risk
•	European investment risk
•	Market risk

In the section entitled, “Additional Information About the Funds,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund,” for the JNL/Mellon International Index Fund, please delete “Currency risk” and “Market risk.”

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/RAFI® Fundamental Asia Developed Fund and JNL/RAFI® Fundamental Europe Fund, please add the following after the last bullet:

•	Currency risk

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

The Fund may also invest in A Shares of companies based in the People’s Republic of China (“China”) that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange through the Shanghai – Hong Kong and Shenzhen – Hong Kong Stock Connect programs (“Stock Connect”). Stock Connect is a mutual stock market access program designed to, among other things, enable foreign investments in China.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/WCM Focused International Equity Fund, please add the following after the last paragraph:

•	Investing through Stock Connect risk
•	Investing in China A Shares risk
•	China risk

In the section entitled, “Additional Information About the Funds,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund,” for the JNL/WCM Focused International Equity Fund, please add the following before the first paragraph:

Risks of Investments in China A-shares through the Connect Program. The Connect Program is subject to daily quota limitations and an investor cannot purchase and sell the same security on the same trading day, which may restrict a Fund’s ability to invest in China A-shares through the Connect Program and to enter into or exit trades on a timely basis. The relevant China A-shares market may be open at a time when the Connect Program is not trading, with the result that prices of China A-shares may fluctuate at times when the Fund is unable to add to or exit its position.

Only certain China A-shares are eligible to be accessed through the Connect Program. Such securities may lose their eligibility at any time, in which case they could be sold but could no longer be purchased through the Connect Program. Because the Connect Program is new, the actual effect on the market for trading China A-shares with the introduction of large numbers of foreign investors is currently unknown. The Connect Program is subject to regulations promulgated by regulatory authorities for the relevant stock exchanges in mainland China and The Stock Exchange of Hong Kong Limited or other regulatory authorities of other stock exchanges in the future as permitted, and further regulations or restrictions, such as limitations on redemptions or suspension of trading, may adversely impact the Connect Program, if the authorities believe it necessary to assure orderly markets or for other reasons. There is no guarantee that the relevant exchanges will continue to support the Connect Program in the future.

Investments in China A-shares may not be covered by the securities investor protection programs of the relevant exchanges and, without the protection of such programs, will be subject to the risk of default by the broker. In the event that the depository of the relevant China stock exchange (“ChinaClear”) defaulted, a Fund may not be able to recover fully its losses from ChinaClear or may be delayed in receiving proceeds as part of any recovery process. In addition, because all trades on the Connect Program in respect of eligible China A-shares must be settled in Renminbi (RMB), the Chinese currency, the Funds investing through the Connect Program must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed.

China A-shares purchased through the Connect Program are held in nominee name and not the Fund’s name as the beneficial owner. It is possible, therefore, that a Fund’s ability to exercise its rights as a shareholder and to pursue claims against the issuer of China A-shares may be limited because the nominee structure has not been tested in Chinese courts. In addition, a Fund may not be able to participate in corporate actions affecting China A-shares held through the Connect Program due to time constraints or for other operational reasons.

Trades on the Connect Program are subject to certain requirements prior to trading. If these requirements are not completed prior to the market opening, a Fund cannot sell the shares on that trading day. In addition, these requirements may limit the number of brokers that a Fund may use to execute trades. If an investor holds 5% or more of the total shares issued by a China A share issuer, the investor must return any profits obtained from the purchase and sale of those shares if both transactions occur within a six-month period. If a Fund holds 5% or more of the total shares of a China-A share issuer through its Connect Program investments, its profits may be subject to these limitations. All accounts managed by the Adviser and/or its affiliates will be aggregated for purposes of this 5% limitation, which makes it more likely that a Fund’s profits may be subject to these limitations.

In the section entitled, “Additional Information About the Funds,” under “Principal Risks of Investing in the Fund,” for the JNL/Goldman Sachs International 5 Fund and the JNL/Vanguard International Stock Market Index Fund, please add the following after the last bullet:

•	Asian investment risk

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the first paragraph in the entirety and replace with the following:

Principal Investment Strategies.  The Fund seeks to achieve its objective by investing in Class I shares of a diversified group of other Funds (“Underlying Funds”).  The Underlying Funds in which the Fund may invest are a part of the JNL Series Trust.

In the section entitled, “Additional Information About the Funds,” under “Principal Investment Strategies,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund, JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, JNL Conservative Allocation Fund, JNL Moderate Allocation Fund, JNL Moderate Growth Allocation Fund, JNL Growth Allocation Fund, and JNL Aggressive Growth Allocation Fund, please delete the “Underlying Funds” table in the entirety and replace with the following:

Domestic/Global Equity	Domestic/Global Fixed-Income

JNL Series Trust	JNL Series Trust
JNL Multi-Manager Mid Cap Fund	JNL/DoubleLine® Core Fixed Income Fund
JNL Multi-Manager Small Cap Growth Fund	JNL/DoubleLine® Total Return Fund
JNL Multi-Manager Small Cap Value Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/AQR Large Cap Defensive Style Fund	JNL/Franklin Templeton Global Multisector Bond Fund
JNL/BlackRock Large Cap Select Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund
JNL/ClearBridge Large Cap Growth Fund	JNL/Lord Abbett Short Duration Income Fund
JNL/DFA U.S. Core Equity Fund	JNL/Mellon Bond Index Fund
JNL/DFA U.S. Small Cap Fund	JNL/Neuberger Berman Strategic Income Fund
JNL/DoubleLine® Shiller Enhanced CAPE® Fund	JNL/PIMCO Income Fund
JNL/Franklin Templeton Income Fund	JNL/PIMCO Investment Grade Credit Bond Fund
JNL/Harris Oakmark Global Equity Fund	JNL/PIMCO Real Return Fund
JNL/Invesco Diversified Dividend Fund	JNL/PPM America Floating Rate Income Fund
JNL/Invesco Global Growth Fund	JNL/PPM America High Yield Bond Fund
JNL/Invesco Small Cap Growth Fund	JNL/PPM America Total Return Fund
JNL/JPMorgan Growth & Income Fund	JNL/T. Rowe Price U.S. High Yield Fund
JNL/JPMorgan MidCap Growth Fund	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Loomis Sayles Global Growth Fund	JNL/WMC Government Money Market Fund
JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Equity Income Fund	International Fixed-Income
JNL/Mellon S&P 500 Index Fund
JNL/Mellon S&P 400 MidCap Index Fund	JNL Series Trust
JNL/Mellon Small Cap Index Fund	JNL/DoubleLine® Emerging Markets Fixed Income Fund
JNL/Mellon DowSM Index Fund
JNL/Mellon MSCI World Index Fund	International
JNL/Mellon Nasdaq® 100 Index Fund
JNL/MFS Mid Cap Value Fund	JNL Series Trust
JNL/Morningstar Wide Moat Index Fund	JNL Multi-Manager Emerging Markets Equity Fund
JNL/RAFI® Fundamental U.S. Small Cap Fund	JNL Multi-Manager International Small Cap Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund	JNL/BlackRock Advantage International Fund
JNL/T. Rowe Price Capital Appreciation Fund	JNL/Causeway International Value Select Fund
JNL/T. Rowe Price Established Growth Fund	JNL/DFA International Core Equity Fund
JNL/T. Rowe Price Mid-Cap Growth Fund	JNL/Franklin Templeton International Small Cap Fund
JNL/T. Rowe Price Value Fund	JNL/GQG Emerging Markets Equity Fund
JNL/WMC Balanced Fund	JNL/Invesco International Growth Fund
JNL/WMC Value Fund	JNL/Lazard International Strategic Equity Fund
JNL/Goldman Sachs Competitive Advantage Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Goldman Sachs Dividend Income & Growth Fund	JNL/Mellon International Index Fund
JNL/Goldman Sachs Intrinsic Value Fund	JNL/RAFI® Fundamental Asia Developed Fund
JNL/Goldman Sachs Total Yield Fund	JNL/RAFI® Fundamental Europe Fund
JNL/WCM Focused International Equity Fund
Sector
Tactical Management
JNL Series Trust
JNL/Mellon Communication Services Sector Fund	JNL Series Trust
JNL/Mellon Consumer Discretionary Sector Fund	JNL/BlackRock Global Allocation Fund
JNL/Mellon Consumer Staples Sector Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Mellon Energy Sector Fund	JNL/JPMorgan Global Allocation Fund
JNL/Mellon Financial Sector Fund	JNL/T. Rowe Price Balanced Fund
JNL/Mellon Healthcare Sector Fund
JNL/Mellon Industrials Sector Fund	Alternative Assets
JNL/Mellon Information Technology Sector Fund
JNL/Mellon Materials Sector Fund	JNL Series Trust
JNL/Mellon Real Estate Sector Fund	JNL/BlackRock Global Natural Resources Fund
JNL/Mellon Utilities Sector Fund	JNL/First State Global Infrastructure Fund
JNL/Heitman U.S. Focused Real Estate Fund
Alternative Strategies	JNL/Invesco Global Real Estate Fund
JNL/Neuberger Berman Commodity Strategy Fund
JNL Series Trust
JNL Multi-Manager Alternative Fund
JNL/AQR Large Cap Relaxed Constraint Equity Fund
JNL/AQR Managed Futures Strategy Fund
JNL/Boston Partners Global Long Short Equity Fund
JNL/JPMorgan Hedged Equity Fund
JNL/Westchester Capital Event Driven Fund

This Supplement is dated November 18, 2020.

Supplement Dated November 18, 2020
To The Statement of Additional Information
Dated April 27, 2020

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

On page 4, in the section entitled, “Common Types of Investments and Management Practices (all Funds Except Feeder Funds),” under “Bank Loans, Term Loans, Fixed and Floating Rate Loans,” please add the following after the second paragraph:

Delayed draw term loans. A Fund may be obligated under the terms of the relevant loan documents to advance additional funds after the initial disbursement that it makes at the time of its investment. For example, the loan may not have been “fully funded” at that time or the lenders may have ongoing commitments to make further advances up to a stated maximum. When a loan has been fully funded, however, repaid principal amounts normally may not be reborrowed. Interest accrues on the outstanding principal amount of the loan. The borrower normally may pay a fee during any commitment period.

On page 200, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for ClearBridge Investments LLC, please delete the first paragraph in the entirety and replace with the following:

ClearBridge Investments, LLC (“ClearBridge” or the “Firm”), a wholly owned subsidiary of Franklin Resources, Inc., located at 620 8th Avenue, New York, NY 10018, serves as sub-adviser to JNL/ClearBridge Large Cap Growth Fund and co-sub-adviser to the JNL Multi-Manager Mid Cap Fund.

On page 282, in the section entitled, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Victory Capital Management Inc., please delete the first paragraph in the entirety and replace with the following:

Victory Capital Management Inc. (“Victory Capital”), located at 15935 La Cantera Parkway, San Antonio, TX 78256, serves as a co-sub-adviser to the JNL Multi-Manager Mid Cap Fund and a co-sub-adviser to the JNL Multi-Manager Small Cap Growth Fund.  The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing.  The portfolio managers responsible for the day to day management of Victory Capital’s portion of the JNL Multi-Manager Small Cap Growth Fund are members of Victory Capital’s investment franchise, RS Investments. The portfolio managers responsible for the day to day management of Victory Capital’s portion of the JNL Multi-Manager Mid Cap Fund are members of Victory Capital’s investment franchise, Sycamore Capital.  Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc. (“VCH”), a publicly traded Delaware corporation. As of December 31, 2019, Victory Capital and its affiliates managed assets totaling in excess of $151.8 billion for numerous clients including large corporate and public retirement plans, Taft-Hartley plans, foundations and endowments, high net worth individuals, mutual funds and ETFs.

This Supplement is dated November 18, 2020.

(To be used with V3180 04/20 and V3180PROXY 04/20.)